A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments

(Unaudited)

March 31, 2021

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Equity Hedged

Biomedical Value Fund, L.P.	US/Canada	$5,027,896	$6,478,788	6.47%	3/1/2019	Quarterly	120 days	3/31/2021		$6,478,788
Brilliant US Feeder 2 Fund Limited	Greater China	5,311,214	6,282,099	6.28	8/1/2019	Monthly	30 days	3/31/2021	(d)	$1,256,420
Crake Global US Feeder L.P.	Global Markets	6,500,000	10,447,941	10.44	10/1/2019	Monthly	45 days	3/31/2021		$10,447,941
Jericho Capital Partners L.P.	US/Canada	2,975,394	10,010,990	10.00	6/1/2011	Quarterly	60 days	3/31/2021		$10,010,990
Pelham Long/Short Fund, L.P.	Europe	2,339,470	5,779,661	5.77	5/1/2010	Monthly	90 days	3/31/2021		$5,779,661
	including UK
Pleiad Asia Onshore Feeder Fund	Developed Asia	5,098,496	7,429,967	7.42	8/1/2015	Quarterly	60 days	3/31/2021	(e)	$1,857,492
	including Japan
Point72 Capital, L.P.	Global	6,749,855	8,773,503	8.77	6/1/2018	Quarterly	45 days	3/31/2021	(e)	$2,193,376
Stamina Partners L.P.	US/Canada	6,000,000	6,997,796	6.99	5/1/2020	Quarterly	60 days	3/31/2021	(f)	$2,331,909
TPG Public Equity Partners-A, L.P.	Global	5,720,493	8,075,885	8.07	9/1/2015	Quarterly	60 days	3/31/2021	(e)	$2,018,971
WT China Fund Ltd.	China	4,899,726	9,349,834	9.34	3/1/2019	Monthly	45 days	3/31/2021		$9,349,834
York Asian Opportunities Fund, L.P.	Developed Asia	5,214,182	7,897,060	7.89	8/1/2019	Quarterly	60 days	3/31/2021		$7,897,060
	including Japan

Equity Hedged Subtotal		55,836,726	87,523,524	87.44
Relative Value
PSquared US Feeder Fund, LP	Europe	5,000,000	5,410,824	5.40	4/1/2020	Monthly	90 days	3/31/2021		$5,410,824
	including UK

Relative Value Subtotal		5,000,000	5,410,824	5.40

Total		$60,836,726	$92,934,348	92.84%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	The Investment Fund is subject to an investor level gate of 20%.
(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)	A portion of this holding ($4,665,887) is under lock-up and is not redeemable without paying a fee.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2021

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The investments within the scope of ASC 820, for which fair value is measured using net asset value as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using net asset value as a practical expedient is $92,934,348. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the equity hedged strategy (total fair value of $87,523,524) generally utilize fundamental analysis to invest in publicly traded equities through both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of March 31, 2021, the Investment Funds in the equity hedged strategy had $35,227,341, representing 40% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $4,665,887, representing 5% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment ranges from 1-3 months at March 31, 2021.

The Investment Fund in the relative value strategy (total fair value of $5,410,824), a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2021.

Please refer to the December 31, 2020 financial statements for full disclosure on the Fund’s portfolio valuation methodology.